Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates	26.50%	25.00%	25.00%
Amount Of Tax Exempt Profit Earned By Company From Approved Enterprises		$ 2,300
Period for certain income from approved enterprise program to be tax exempt, in years	2 years
Tax rate for certain income from approved enterprise program	25.00%
Period of reduced tax rate for certain income from approved enterprise program, in years	8 years
Commencement of production maximum period for tax exempt income, in years	12 years
Period after date of approval which income is not longer tax exempt, in years	14 years
Minimum percentage of income from exports	25.00%
Tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises	622,000
Alternative tax rate	25.00%
Income tax liability	156,000
Withholding tax rate on distribution of preferred income	15.00%
Liability for unrecognized tax benefits	46,158	62,852	52,598
Accrued interest and penalties	3,658	6,333
Income from tax settlement	3,600
Available carry forward tax losses	109,313
Available carry forward tax losses non-Israeli subsidiaries	41,610
Change in enacted tax rate, amount	$ 2,300
Development Area A
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate	7.00%	10.00%
Other Regions
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate	12.50%	15.00%
Maximum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years	10 years
Minimum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years	5 years
Tax Year 2014
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates	26.50%
Withholding tax rate on distribution of preferred income	20.00%
Tax Year 2014 | Development Area A
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate	9.00%
Tax Year 2014 | Other Regions
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate	16.00%